VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.47%)
Communications (14.19%)
Internet (10.61%)
Alphabet, Inc., Class C(a)	351,476	$46,784,970
Amazon.com, Inc.(a)	396,079	52,947,841
		99,732,811

Telecommunications (3.58%)
Nice, Ltd.	154,665	33,693,770

TOTAL COMMUNICATIONS		133,426,581

Consumer, Cyclical (4.12%)
Lodging (4.12%)
InterContinental Hotels Group PLC, ADR	252,044	19,004,117
Marriott International, Inc., Class A	97,780	19,732,982
		38,737,099

TOTAL CONSUMER, CYCLICAL		38,737,099

Consumer, Non-cyclical (12.13%)
Beverages (1.41%)
Diageo PLC	304,434	13,273,886

Commercial Services (2.82%)
CoStar Group, Inc.(a)	316,038	26,537,711

Healthcare-Products (2.03%)
Abbott Laboratories	170,905	19,026,854

Healthcare-Services (5.87%)
Elevance Health, Inc.	85,910	40,517,733
UnitedHealth Group, Inc.	29,034	14,701,947
		55,219,680

TOTAL CONSUMER, NON-CYCLICAL		114,058,131

Financial (28.36%)
Diversified Financial Services (7.44%)
Mastercard, Inc., Class A	84,480	33,308,774
Visa, Inc., Class A	154,217	36,662,008
		69,970,782

Private Equity (13.57%)
Ares Management Corp., Class A	378,312	37,536,117
Carlyle Group, Inc.	1,332,177	47,492,110

	Shares	Value (Note 2)
Financial (continued)
Private Equity (continued)
KKR & Co., Inc., Class A	716,880	$42,568,334
		127,596,561

Real Estate (7.35%)
CBRE Group, Inc., Class A(a)	317,522	26,452,758
Jones Lang LaSalle, Inc.(a)	256,127	42,657,952
		69,110,710

TOTAL FINANCIAL		266,678,053

Industrial (11.94%)
Aerospace/Defense (7.96%)
HEICO Corp., Class A	199,869	28,051,614
TransDigm Group, Inc.	51,996	46,781,841
		74,833,455

Electric Equipment Manufacturing (1.48%)
General Electric Co.	121,949	13,931,454

Packaging&Containers (2.50%)
Ball Corp.	400,563	23,509,043

TOTAL INDUSTRIAL		112,273,952

Technology (27.73%)
Semiconductors (13.17%)
Applied Materials, Inc.	95,459	14,470,630
Lam Research Corp.	13,913	9,996,351
Qorvo, Inc.(a)	381,197	41,939,294
Skyworks Solutions, Inc.	379,610	43,415,996
Texas Instruments, Inc.	77,436	13,938,480
		123,760,751

Software (14.56%)
Fiserv, Inc.(a)	154,376	19,483,795
Microsoft Corp.	138,206	46,426,160
Salesforce, Inc.(a)	188,741	42,468,612
SS&C Technologies Holdings, Inc.	489,713	28,525,782
		136,904,349

TOTAL TECHNOLOGY		260,665,100

TOTAL COMMON STOCKS
(Cost $661,223,297)		925,838,916

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.42%)
Money Market Fund (1.42%)
Invesco Government & Agency Portfolio, Institutional Class	5.156%	13,309,855	$13,309,855

TOTAL SHORT TERM INVESTMENTS
(Cost $13,309,855)			13,309,855

TOTAL INVESTMENTS (99.89%)
(Cost $674,533,152)			$939,148,771

Other Assets In Excess Of Liabilities (0.11%)			1,080,905

NET ASSETS (100.00%)			$940,229,676

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.51%)
Consumer, Cyclical (4.73%)
Distribution/Wholesale (1.23%)
Core & Main, Inc.(a)	176,976	$5,594,211

Home Furnishings (3.50%)
MillerKnoll, Inc.	815,599	15,961,273

TOTAL CONSUMER, CYCLICAL		21,555,484

Consumer, Non-cyclical (30.22%)
Commercial Services (21.72%)
ABM Industries, Inc.	445,254	20,606,355
Colliers International Group, Inc.	188,097	19,050,464
Dun & Bradstreet Corp.	1,008,869	11,924,832
ISS A/S	879,787	17,777,736
PROG Holdings, Inc.(a)	465,557	18,892,303
Savills PLC	849,306	10,616,189
		98,867,879

Food (4.45%)
Premium Brands Holdings Corp.	248,653	20,235,053

Healthcare-Services (4.05%)
Medpace Holdings, Inc.(a)	72,894	18,454,574

TOTAL CONSUMER, NON-CYCLICAL		137,557,506

Financial (12.37%)
Diversified Financial Services (4.83%)
Virtus Investment Partners, Inc.	106,891	21,990,685

Real Estate (3.91%)
Cushman & Wakefield PLC(a)	1,809,062	17,783,080

REITS (3.63%)
Park Hotels & Resorts, Inc.	1,211,649	16,514,776

TOTAL FINANCIAL		56,288,541

Industrial (42.58%)
Building Materials (16.84%)
Forterra PLC	6,033,461	13,318,044
Ibstock PLC	11,615,375	22,374,813
SmartRent, Inc.(a)	5,329,207	21,210,244
Victoria PLC(a)	2,344,765	19,740,068
		76,643,169

	Shares	Value (Note 2)
Industrial (continued)
Electrical Components & Equipment (10.58%)
Acuity Brands, Inc.	76,162	$12,585,009
EnerSys	121,239	13,132,608
Littelfuse, Inc.	73,625	22,426,175
		48,143,792

Electronics (6.11%)
Ituran Location and Control, Ltd.	999,595	27,798,737

Manufactured Goods (1.74%)
Timken Co.	85,371	7,927,551

Packaging&Containers (3.83%)
Sealed Air Corp.	381,961	17,425,061

Transportation (3.48%)
Forward Air Corp.	133,397	15,852,899

TOTAL INDUSTRIAL		193,791,209

Technology (7.61%)
Computers (7.61%)
Genpact, Ltd.	460,390	16,615,475
Sdiptech AB, Class B(a)	652,204	18,005,252
		34,620,727

TOTAL TECHNOLOGY		34,620,727

TOTAL COMMON STOCKS
(Cost $410,052,214)		443,813,467

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.61%)
Money Market Fund (2.61%)
Invesco Government & Agency Portfolio, Institutional Class	5.156%	11,867,965	11,867,965

TOTAL SHORT TERM INVESTMENTS
(Cost $11,867,965)			11,867,965

TOTAL INVESTMENTS (100.12%)
(Cost $421,920,179)			$455,681,432

Liabilities In Excess Of Other Assets (-0.12%)			(558,083)

NET ASSETS (100.00%)			$455,123,349

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Vulcan Value Partners, LLC (the “Adviser”), as the Funds' Valuation Designee, and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Statements of Investments

July 31, 2023 (Unaudited)

The following is a summary of each input used to value each Fund’s investments as of July 31, 2023:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$925,838,916	$–	$–	$925,838,916
Short Term Investments	13,309,855	–	–	13,309,855
TOTAL	$939,148,771	$–	$–	$939,148,771

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$443,813,467	$–	$–	$443,813,467
Short Term Investments	11,867,965	–	–	11,867,965
TOTAL	$455,681,432	$–	$–	$455,681,432

(a)	For detailed descriptions, see the accompanying Statements of Investments.

For the three months ended July 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.